ADVANCE FROM CUSTOMERS (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Advance From Customers Disclosure [Line Items]
Advance from third-party customers	$ 392	$ 8,365
Advances from customers	$ 392	$ 8,365